Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment, net was as follows:

	December 31,
	2015	2014
	(In thousands)
Refinery facilities and related equipment	$2,348,663	$2,217,013
Pipelines, terminals and transportation equipment	533,040	369,080
Retail facilities and related equipment	328,419	288,338
Wholesale facilities and related equipment	61,133	57,158
Corporate	50,812	48,871
	3,322,067	2,980,460
Accumulated depreciation	(1,016,896)	(827,271)
Property, plant and equipment, net	$2,305,171	$2,153,189